S000082913 [Member] Expense Example - The MidCap Value Fund - Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 73
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	524
Expense Example, with Redemption, 10 Years	$ 1,198